EMPLOYEE BENEFITS (Tables)	9 Months Ended
Sep. 30, 2020
Retirement Benefits [Abstract]
SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST

The Components of net period benefit cost were as follows (in US$ thousands):

	Quarter ended		Year-to-date period ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Service cost	$855	$815	$2,755	$2,255
Interest cost	214	375	689	551
Other	-	22	-	77
Net cost	$1,069	$1,212	$3,444	$2,883